Leases - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Current portion of lease obligations	€ 14,825	€ 14,473
Long-term lease obligations	161,998	135,964
Total lease liabilities	€ 176,823	€ 150,437	€ 145,554